CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 24,024	$ 15,183
Cost of revenues	6,929	4,978
Gross profit	17,095	10,205
Operating expenses
Selling, servicing and marketing	10,185	4,843
Technology and software development	8,410	4,391
General and administrative	5,032	2,572
Total operating expenses	23,627	11,806
Loss from operations	(6,532)	(1,601)
Interest income	3	3
Forgiveness of PPP loan	781	0
Loss before provision for income taxes	(5,748)	(1,598)
Provision for income taxes	2	0
Net loss	$ (5,750)	$ (1,598)
Net loss per common share:
Basic (in dollars per share)	$ (0.43)	$ (0.11)
Diluted (in dollars per share)	$ (0.43)	$ (0.11)
Weighted-average common shares outstanding - basic (in shares)	13,385,267	14,047,342
Weighted-average common shares outstanding - diluted (in shares)	13,385,267	14,047,342